LEASES - Vallon - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Vallon Pharmaceuticals, Inc.
Leases [Line Items]
Schedule of Finance Lease Cost
The table below presents the finance lease assets and liabilities recognized on the Company's balance sheets:

	Balance Sheet Line Item	December 31,
		2022	2021
Non-current finance lease assets	Other assets	$—	$206
Finance lease liabilities:
Current finance lease liabilities	Other current liabilities	—	97
Non-current finance lease liabilities	Other liabilities	—	72
Total finance lease liabilities		$—	$169
Cash flows related to the measurement of financing lease assets and liabilities were as follows:

	Year Ended December 31,
	2022	2021
Operating cash flows from finance lease amortization	$206	$73
Financing cash flows from finance lease payments	$15	$106